Pension and Other Postretirement Benefits - Amounts Recognized in Consolidated Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Regulatory asset	$ 2,614	$ 2,196
Current liabilities	(2,543)	(1,936)
Pension benefit obligation	(449)	(424)
Other postretirement benefit obligations	(454)	(469)
Deferred income taxes, net	(3,208)	(2,895)
Accumulated other comprehensive loss, net of tax	(48)	(63)
Pension Benefits [Member]
Regulatory asset	934	794
Current liabilities	(6)	(6)
Pension benefit obligation	(449)	(424)
Other postretirement benefit obligations
Deferred income taxes, net	22	15
Accumulated other comprehensive loss, net of tax	32	24
Net amount recognized	533	403
Other Postretirement Benefits [Member]
Regulatory asset	237	243
Current liabilities
Pension benefit obligation
Other postretirement benefit obligations	(454)	(469)
Deferred income taxes, net
Accumulated other comprehensive loss, net of tax
Net amount recognized	$ (217)	$ (226)